FEDERAL INCOME TAX	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
FEDERAL INCOME TAX
FEDERAL INCOME TAX

NOTE 5 - FEDERAL INCOME TAX

The Company accounts for income taxes under ASC 740-10, which provides for an asset and liability approach of accounting for income taxes. Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributed to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts calculated for income tax purposes. The provision (benefit) for income taxes for the nine months ended September 30, 2022 and 2021 assumes a 21% effective tax rate for federal income taxes. The Company did not identify any uncertain tax positions.

As of September 30, 2022 and 2021, the Company had approximately $1,746,000 and $1,687,000, respectively, in federal and state tax loss carryforwards that can be utilized in future periods to reduce taxable income. Pursuant to Internal Revenue Code Section 382, the future utilization of our net operating loss carryforwards to offset future taxable income may be subject to an annual limitation as a result of ownership changes that may have occurred previously or that could occur in the future. The components of income tax expense for the nine months ended September 30, 2022 and 2021 consist of the following:

	2022	2021
Net operating loss carryforwards	$1,746,310	$1,687,310
Temporary differences	(23,000)	(2,000)
Permanent differences	(22,000)	6,000
Valuation allowance	(1,701,310)	(1,691,310)

Significant components of the Company’s deferred tax assets as of September 30, 2022 and 2021 are summarized below.

	2022	2021
Federal tax statutory rate	21.1%	21.1%
Temporary differences	(7.8)%	(0.6)%
Permanent differences	(7.5)%	1.6%
Valuation allowance	(5.8)%	(22.1)%
Effective rate	0.0%	0.0%

The Company provides for a valuation allowance when it is more likely than not that it will not realize a portion of the deferred tax assets. The Company has established a valuation allowance against the net deferred tax asset due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets. Therefore, we have not reflected any benefit of such deferred tax assets in the accompanying financial statements. Our net deferred tax asset and valuation allowance increased by $102,000 and $172,000 during the nine months ending September 30, 2022 and 2021, respectively.

To the extent that the tax deduction is included in a net operating loss carry forward and is more than amounts recognized for book purposes, no benefit will be recognized until the loss carry forward is recognized. Upon utilization and realization of the carry forward, the corresponding change in the deferred asset and valuation allowance will be recorded as additional paid-in capital.

NOTE 5 - FEDERAL INCOME TAX

The Company accounts for income taxes under ASC 740-10, which provides for an asset and liability approach of accounting for income taxes. Under this approach, deferred tax assets and liabilities are recognized based on anticipated future tax consequences, using currently enacted tax laws, attributed to temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts calculated for income tax purposes. The provision (benefit) for income taxes for the years ended December 31, 2021, and 2020 assumes a 21% effective tax rate for federal income taxes. The Company did not identify any uncertain tax positions.

At December 31, 2021, and 2020, the Company had approximately $1,684,000 and $1,613,000, respectively, in federal and state tax loss carryforwards that can be utilized in future periods to reduce taxable income. Pursuant to Internal Revenue Code Section 382, the future utilization of our net operating loss carryforwards to offset future taxable income may be subject to an annual limitation as a result of ownership changes that may have occurred previously or that could occur in the future. The components of income tax expense for the years ended December 31, 2021, and 2020 consist of the following:

	2021	2020
Net operating loss carryforwards	$1,684,310	$1,613,310
Temporary differences	(4,000)	9,000
Permanent differences	(81,000)	(103,000)
Valuation allowance	(1,599,310)	(1,519,310)

Significant components of the Company’s deferred tax assets as of December 31, 2021, and 2020 are summarized below.

	2021	2020
Federal tax statutory rate	20.9%	20.9%
Temporary differences	-1.2%	1.9%
Permanent differences	-23.9%	-21.6%
Valuation allowance	4.1%	-1.3%
Effective rate	0.0%	0.0%

The Company provides for a valuation allowance when it is more likely than not that it will not realize a portion of the deferred tax assets. The Company has established a valuation allowance against the net deferred tax asset due to the uncertainty that enough taxable income will be generated in those taxing jurisdictions to utilize the assets. Therefore, we have not reflected any benefit of such deferred tax assets in the accompanying financial statements. Our net deferred tax asset and valuation allowance increased by $80,000 and $69,000 during the years ending December 31, 2021, and 2020, respectively.

To the extent that the tax deduction is included in a net operating loss carry forward and is in excess of amounts recognized for book purposes, no benefit will be recognized until the loss carry forward is recognized. Upon utilization and realization of the carry forward, the corresponding change in the deferred asset and valuation allowance will be recorded as additional paid-in capital.